Fundamental Data Science Large Core ETF Average Annual Total Returns		12 Months Ended	17 Months Ended	27 Months Ended	44 Months Ended	60 Months Ended	67 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	23.36%	25.24%	16.20%	14.42%	17.78%	14.82%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.59%	22.32%
Performance Inception Date	Aug. 07, 2024
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.31%	22.02%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.58%	17.14%